Insurance coverage (Tables)	12 Months Ended
Dec. 31, 2019
Insurance coverage
Schedule of insurance coverages

	December 31
	2019	2018
Civil liability for professionals	10,000	7,500
Civil liability for managers	70,000	70,000
Operational risks	165,800	119,000
Vehicles	600	600
	246,400	197,100